Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member] BHP Group Limited [member]	Share capital [member] BHP Group Plc [member]	Treasury shares [member] BHP Group Limited [member]	Treasury shares [member] BHP Group Plc [member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [member]
Balance at Jun. 30, 2016	$ 60,071	$ 1,186	$ 1,057	$ (7)	$ (26)	$ 2,538	$ 49,542	$ 54,290	$ 5,781
Total comprehensive income	6,173					(59)	5,900	5,841	332
Transactions with owners:
Purchase of shares by ESOP Trusts	(108)			(105)	(3)			(108)
Employee share awards exercised net of employee contributions				110	28	(167)	29
Employee share awards forfeited						(18)	18
Accrued employee entitlement for unexercised awards	106					106		106
Distribution to non-controlling interests	(16)								(16)
Dividends	(3,472)						(2,871)	(2,871)	(601)
Divestment of subsidiaries, operations and joint operations	(28)								(28)
Balance at Jun. 30, 2017	62,726	1,186	1,057	(2)	(1)	2,400	52,618	57,258	5,468
Total comprehensive income	4,726					(87)	3,695	3,608	1,118
Transactions with owners:
Purchase of shares by ESOP Trusts	(171)			(159)	(12)			(171)
Employee share awards exercised net of employee contributions				156	13	(139)	(30)
Employee share awards forfeited						(2)	2
Accrued employee entitlement for unexercised awards	123					123		123
Distribution to non-controlling interests	(14)								(14)
Dividends	(6,720)						(5,221)	(5,221)	(1,499)
Transfer to non-controlling interests						(5)		(5)	5
Balance (Restated balance [member]) at Jun. 30, 2018	60,663	1,186	1,057	(5)		2,290	51,057	55,585	5,078
Balance at Jun. 30, 2018	60,670	1,186	1,057	(5)		2,290	51,064	55,592	5,078
Total comprehensive income	9,160					(24)	8,306	8,282	878
Transactions with owners:
Purchase of shares by ESOP Trusts	(188)			(182)	(6)			(188)
Employee share awards exercised net of employee contributions				155	$ 6	(100)	(61)
Employee share awards forfeited						(18)	18
Accrued employee entitlement for unexercised awards	138					138		138
Dividends	(12,507)						(11,302)	(11,302)	(1,205)
BHP Group Limited shares bought back and cancelled	(5,274)	(75)					(5,199)	(5,274)
Divestment of subsidiaries, operations and joint operations	(168)								(168)
Transfer to non-controlling interests						(1)		(1)	1
Balance at Jun. 30, 2019	51,824	$ 1,111	$ 1,057	$ (32)		$ 2,285	42,819	47,240	$ 4,584
Impairment provision resulting from application of the Expected Credit Loss model | Impact of adopting IFRS 9 [member]	$ (7)						$ (7)	$ (7)